GOODWILL AND INTANGIBLES (Tables)	6 Months Ended
Jun. 30, 2014
Goodwill

A summary of changes in our goodwill and other intangible assets for the six months ended June 30, 2014 is as follows:

Goodwill/ Intangible	Net Balance as of December 31, 2013	Additions	Translation Adjustment	Impairment	Amortization	Net Balance as of June 30, 2014
Goodwill	—	141,410,874	1,888,114	(8,966,443)	—	134,332,545
Tradename	—	37,991,000	394,716	—	(875,954)	37,509,762
Customer relationships	—	65,243,000	341,189	—	(2,238,975)	63,345,214
Domain name and website	—	1,235,000	16,872	—	(23,665)	1,228,207

						236,415,728